Net Loss per Common Share	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Net Loss per Common Share

8. Net Loss per Common Share

Basic and diluted net loss per common share is determined by dividing net loss applicable to common shareholders by the weighted-average common shares outstanding during the period. Because there is a net loss attributable to common shareholders for the three and nine months ended September 30, 2013 and 2014, the outstanding shares of Series A preferred stock, RSUs, convertible debt, warrants, and common stock options have been excluded from the calculation of diluted loss per common share because their effect would be anti-dilutive. Therefore, the weighted-average shares used to calculate both basic and diluted loss per share are the same.

In November 2013, the Company effected a 1:14 reverse stock split of all common shares outstanding. The calculation of weighted-average shares outstanding has been adjusted for this reverse split as if it had occurred on January 1, 2013.

The following potentially dilutive securities have been excluded from the computations of diluted weighted-average shares outstanding for the periods presented, as they would be anti-dilutive:

	For the three and nine months ended
	September 30,
	2013	2014
Series A preferred (number of common stock equivalents)	1,652,851	—
Preferred warrants outstanding (number of common stock equivalents)	192,262	1,587
Notes payable convertible into preferred shares (number of common stock equivalents)	232,558	—
Preferred share RSUs (number of common stock equivalents)	68,546	73,151
Common warrants outstanding	630,110	609,187
Notes payable convertible into common shares	741,857	—
Common share RSUs	133,971	178,467
Common options outstanding	344,565	875,042
Total anti-dilutive common share equivalents	3,996,720	1,737,434

11. Net Loss per Common Share

Basic and diluted net loss per common share is determined by dividing net loss applicable to common shareholders by the weighted-average common shares outstanding during the period. Because there is a net loss attributable to common shareholders for the years ended December 31, 2012 and 2013, the outstanding shares of Series A preferred stock, RSUs, convertible debt, warrants, and common stock options have been excluded from the calculation of diluted loss per common share because their effect would be anti-dilutive. Therefore, the weighted-average shares used to calculate both basic and diluted loss per share are the same.

In November 2013, the Company effected a 1:14 reverse stock split of all common shares outstanding. The calculation of weighted-average shares outstanding has been adjusted for this reverse split as if it had occurred on January 1, 2012.

The following potentially dilutive securities have been excluded from the computations of diluted weighted-average shares outstanding for the periods presented, as they would be anti-dilutive:

	For the years ended December 31,
	2012	2013
Series A preferred (number of common stock equivalents)	647,007	1,652,851
Preferred warrants outstanding (number of common stock equivalents)	192,262	192,262
Notes payable convertible into preferred shares (number of common stock equivalents)	599,466	—
Preferred share RSUs (number of common stock equivalents)	33,158	89,647
Common warrants outstanding	—	836,890
Notes payable convertible into common shares	665,178	1,110,649
Common share RSUs	54,615	133,971
Common options outstanding	63,518	333,106

Total anti-dilutive common share equivalents	2,255,204	4,349,376